Note 20 - Trade Receivables, Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
Note
20
Trade receivables, other receivables and prepayments

	As of	As of
[US$ thousands]	December 31,	December 31,
Trade receivables	2017	2018
Trade receivables	14,072	24,594
Unbilled receivables	17,001	12,874
Total	31,073	37,468

	As of	As of
[US$ thousands]	December 31,	December 31,
Other receivables	2017	2018
VAT	367	754
Receivable from Otello Corporation ASA	2,945	1,267
Escrow account pledged as loan for joint venture	2,508	—
Other	2,046	5,102
Total	7,866	7,123

	As of	As of
	December 31,	December 31,
[US$ thousands]	2017	2018
Prepayments
Prepaid expenses (1)	2,167	14,372
Total	2,167	14,372

(1)	See Note 30 for specification of amount of prepaid expenses with 360 Mobile Security.

[US$ thousands]	As of December 31,	As of December 31,
Provision for impairment of trade receivables	2017	2018
As of period start, as previously reported	—	1,837
Impact of IFRS 9	—	100
As of period start, restated	—	1,937
Change in the period	1,837	(318)
As of period end	1,837	1,619

As of
January 1, 2017,
there was
no
provision for impairment of trade receivables as collection risk was already reflected in the fair value of receivables in the Acquired Companies.

As of period end, the aging of trade receivables was as follows:

[US$ thousands]		Neither past due	Past due
Aging analysis of trade receivables	Total	nor impaired	<30 days	31-60 days	61-90 days	>90 days
As of December 31, 2017	14,072	4,172	1,597	1,390	518	6,395
As of December 31, 2018	24,594	15,603	3,252	2,588	690	2,460

For trade receivables, the Group recognizes a loss allowance based on lifetime expected credit losses as of each reporting date. The Group makes specific loss provisions at the level of specific invoices where information exists that management can utilize in its determination of credit risk. For trade receivables where no
specific risk information is identified, the Group uses a provision matrix that is based on the nature of the receivable, location of its invoicing and the age of the invoice relative to its due date, reflecting its historical credit loss experience and adjusting for forward-looking factors specific to the debtors and the economic environment. Receivables associated with the newly acquired microfinance business are subject to significantly higher general provisions due to the nature of the receivables, including the direct exposure to individuals. The Group has not
recognized loss provisions related to receivables due from related parties due to the Group’s influence and insight over these entities. As of
December 31, 2018,
the loss allowance totaled
US$1,619
thousand, corresponding to
4.3%
of trade receivables (
December 31, 2017:
US$1,837
thousand, corresponding to
5.9%
of trade receivables).

The Group implemented IFRS
9
as of
January 1, 2018.
IFRS
9
introduced a new impairment model for debt instruments, including accounts receivable. This new model lead to an increase of
US$100
thousand in the provision for bad debt as of
January 1, 2018.

For details regarding the Group’s procedures on managing credit risk, please refer to Note
17.